long-term debt - TELUS Corporation credit facility (Details) CAD in Millions, $ in Millions	Dec. 31, 2017 USD ($) item	Dec. 31, 2017 CAD item	Dec. 31, 2016 CAD
TELUS Corporation credit facility
Net available		CAD 1,110	CAD 1,637
Gross available		2,250	2,250
Long-term debt		CAD 13,660	12,931
TELUS Corporation credit facility
TELUS Corporation credit facility
Number of financial ratio tests | item	2	2
Gross available		CAD 2,250
Letters of credit outstanding		CAD 224	210
TELUS Corporation credit facility | Minimum
TELUS Corporation credit facility
Operating cash flow to interest expense ratio	2.00	2.00
TELUS Corporation credit facility | Maximum
TELUS Corporation credit facility
Net debt to operating cash flow ratio	4.00	4.00
TELUS Corporation commercial paper
TELUS Corporation credit facility
Gross available		CAD 1,400	1,400
Long-term debt	$ 908	CAD 1,140	CAD 613